Cash flow changes from financing activities (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Changes From Financing Activities Tables Abstract
Schedule of changes in financing activities

			Non-cash changes
	January 1, 2019	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2019
Share capital	75,045	770	18,685	-	-	94,500
Credit facility	76,465	(565)	-	-	572	76,472
Debentures	42,156	2,213	-	(330)	-	44,039
Convertible debentures	11,889	-	(276)	-	760	12,373
Lease liability	4,694	(833)	1,347	-	-	5,208
Derivative financial liability	964	-	(1,534)	-	570	-
Total	211,213	1,585	18,222	(330)	1,902	232,592

        Details of changes in financing activities for the year ended December 31, 2018 are as follows:

			Non-cash changes
	January 1, 2018	Cash flows	Conversion	Foreign exchange	Fair Value/ Amortization	December 31, 2018
Share capital	71,389	311	3,345	-	-	75,045
Credit facility	57,496	18,559	-	-	410	76,465
Debentures	40,240	1,381	-	535	-	42,156
Convertible debentures	12,988	-	(1,751)	-	652	11,889
Derivative financial liability	2,697	-	-	-	(1,733)	964
Total	184,810	20,251	1,594	535	(671)	206,519